ADVANCES TO SUPPLIERS AND OTHER - Schedule of Advance to Suppliers (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Advance To Suppliers Abstract
Advance to suppliers	$ 3,353,511	$ 5,702,675
Advance payment for SaaS system	1,764,700	0
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Less: allowance for doubtful accounts	(502,786)	(496,754)
Total	$ 5,615,425	$ 6,205,921